Combined Prospectus - Combined Prospectus: 1	Jun. 02, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary shares, par value 0.002 per share
Amount of Securities Previously Registered | shares	14,041,142
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 26,818,581.22
Form Type	F-1
File Number	333-288747
Initial Effective Date	Jul. 17, 2025
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-288747), which was declared effective on July 17, 2025 (the "Prior Registration Statement") because such securities are being transferred from the Prior Registration pursuant to Rule 429(b) under the Securities Act. Represents (i) 5,000,000 ordinary shares held by the Selling Stockholders and (ii) 9,041,142 ordinary shares issuable upon exercise of warrants to purchase up to an aggregate of 9,041,142 ordinary shares. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.